Disposition of a subsidiary - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Sep. 27, 2021	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Oct. 01, 2021 USD ($)	Oct. 01, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)
Multiemployer Plan [Line Items]
Net assets		$ 165,686,901					$ 38,191,746
Held for sale
Multiemployer Plan [Line Items]
Gain of disposal of discontinued operations		74,000	¥ 480
Forest Food | Held for sale
Multiemployer Plan [Line Items]
Percentage of interest divested	100.00%
Total cash consideration				$ 2,820,000	¥ 18,200
Net assets		$ 2,750,000				¥ 17,700